AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Principal Amount	General Obligation Bonds (5.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bowling Green, Kentucky
$1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$1,035,835

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,639,132

	Louisville/Jefferson County, Kentucky Metro Government
2,000,000	4.000%, 04/01/35 Series 2022A	Aa1/NR/AAA	2,091,840

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	464,306

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	856,192
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	885,198

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	530,758

	Total General Obligation Bonds		9,503,261

	Revenue Bonds (90.7%)

	State Agency (25.8%)

	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,036,020
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,031,730

	Kentucky Rural Water Finance Corp.
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/AA-/NR	240,163
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-/NR	255,191
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-/NR	290,249
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-/NR	245,213
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-/NR	315,290
175,000	4.000%, 02/01/28 Series 2012C	NR/AA-/NR	175,095
100,000	4.000%, 02/01/29 Series 2012C	NR/AA-/NR	100,054
120,000	4.000%, 02/01/26 Series 2012F	NR/AA-/NR	120,059
125,000	4.000%, 02/01/27 Series 2012F	NR/AA-/NR	125,066
130,000	4.000%, 02/01/28 Series 2012F	NR/AA-/NR	130,070
140,000	4.000%, 02/01/29 Series 2012F	NR/AA-/NR	140,076
265,000	2.000%, 02/01/35 Series 2020I	NR/AA-/NR	211,308
475,000	2.000%, 02/01/36 Series 2020I	NR/AA-/NR	369,336
280,000	2.000%, 02/01/37 Series 2020I	NR/AA-/NR	210,664
615,000	3.000%, 08/01/31 Series 2021D	NR/AA-/NR	602,946
625,000	3.000%, 08/01/32 Series 2021D	NR/AA-/NR	604,038
580,000	3.000%, 08/01/33 Series 2021D	NR/AA-/NR	554,086

	Kentucky State Office Building COP
$2,250,000	4.000%, 04/15/27	A1/NR/NR	$2,316,195
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,690,381

	Kentucky State Property and Buildings Commission
625,000	4.000%, 04/01/26 Project 105	A1/A/AA-	625,406
655,000	4.000%, 04/01/27 Project 105	A1/A/AA-	655,452
3,000,000	5.000%, 08/01/33 Project 108	A1/A/AA-	3,076,470
5,000,000	5.000%, 08/01/32 Project 110	A1/A/AA-	5,142,550
2,040,000	5.000%, 11/01/27 Project 112	A1/A/AA-	2,165,501
1,425,000	5.000%, 11/01/28 Project 112	A1/A/AA-	1,512,666
2,500,000	5.000%, 02/01/31 Project 112	A1/A/AA-	2,610,250
1,400,000	4.000%, 10/01/30 Project 114	A1/A/AA-	1,439,998
1,000,000	5.000%, 04/01/29 Project 115	A1/A/AA-	1,066,670
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/AA-	2,130,760
500,000	5.000%, 05/01/36 Project 117	A1/NR/AA-	527,765
1,490,000	5.000%, 05/01/24 Project 119	A1/A/AA-	1,510,085
1,015,000	5.000%, 05/01/25 Project 119	A1/A/AA-	1,044,465
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/AA-	1,080,630
1,750,000	4.000%, 11/01/37 Project 122A	A1/NR/AA-	1,759,205
1,000,000	5.000%, 05/01/33 Project 126	A1/NR/AA-	1,152,910
3,000,000	5.000%, 06/01/33 Project 127A	A1/NR/AA-	3,462,210

	Total State Agency		42,726,223

	Airports (3.8%)

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,070,000
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,344,600
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,911,505

	Total Airports		6,326,105

	City (1.2%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	659,069
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	661,448
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	637,543

	Total City		1,958,060

	City & County (0.5%)

	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	838,210

	Excise Tax (1.0%)

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,687,581

	Healthcare (5.5%)

	City of Ashland, Kentucky, Medical Center (King's Daughter)
$ 460,000	5.000%, 02/01/31 Series 2019	Baa1/A-/A-	$ 486,238
450,000	5.000%, 02/01/32 Series 2019	Baa1/A-/A-	474,917
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A	2,108,236

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,717,940
2,500,000	5.000%, 10/01/31 Series A	NR/A/A+	2,603,150

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,415

	Total Healthcare		9,070,896

	Higher Education (13.7%)

	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	2,168,367
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,054,780

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,337,637
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	881,032

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	309,764

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
645,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	532,718

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	517,558
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	617,546

	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	316,143
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	318,702
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	740,392

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba1/NR/NR	2,192,502

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,025,940
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,015,930

	Murray State University Project, Kentucky General Receipts
$1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	$1,883,245
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,133,703

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	828,076

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	1,003,670

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,408,286

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,192,887
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,215,598

	Total Higher Education		22,694,476

	Housing (1.8%)

	Kentucky Housing Corp. Multifamily (Churchill Park)
3,000,000	4.650%, 05/01/25 144A	NR/NR/NR*	2,989,980

	Local Public Property (7.2%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,951,677
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,641,492
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,070,974

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	515,283
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,022
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	348,519
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	375,059
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	401,786
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	376,447
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	447,148
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	451,346
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,053,535

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 2021 First Series A	NR/AA-/NR	426,466
590,000	2.000%, 02/01/38 2021 First Series A	NR/AA-/NR	423,166
600,000	2.000%, 02/01/39 2021 First Series A	NR/AA-/NR	420,438
1,295,000	4.000%, 02/01/34 2023 First Series A	NR/AA-/NR	1,321,651
730,000	3.000%, 02/01/41 2020 Series F	NR/AA-/NR	610,477

	Total Local Public Property		11,865,486

	School Building (17.0%)

	Beechwood, Kentucky Independent School District Finance Corp.
$645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	$670,078

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	739,140

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,071,640

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,098,840

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	827,395
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,104,584
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,002,720
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,661,223

	Johnson County, Kentucky School District Finance Corp.
1,080,000	4.000%, 04/01/32 Series 2023	A1/NR/NR	1,126,030

	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	1,946,731

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,193,536

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	587,426
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	628,358

	Pulaski County, Kentucky School District Finance Corp. School Building
1,510,000	4.125%, 06/01/34 Series 2023	A1/NR/NR	1,579,249

	Scott County, Kentucky School District Finance Corp. School Building
2,000,000	4.000%, 02/01/32	Aa3/NR/NR	2,102,560

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,294,112
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,512,688

	Total School Building		28,146,310

	Student Loan (2.6%)

	Kentucky Higher Education Student Loan
$ 400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	$ 404,264
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	619,902
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	499,145
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	787,598
1,000,000	5.000%, 06/01/28 Senior Series 2021A-1 AMT	NR/A/A	1,052,410
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	375,169
500,000	4.000%, 06/01/37 Senior Series 2023A-1 AMT	NR/A/NR	482,180

	Total Student Loan		4,220,668

	Turnpike/Highway (6.9%)

	Kentucky State Turnpike Authority
4,030,000	5.000%, 07/01/30 Series A	Aa3/A/AA-	4,149,772
1,200,000	5.000%, 07/01/31 Series A	Aa3/NR/NR	1,382,064
1,715,000	5.000%, 07/01/31 Series B	Aa3/A/NR	1,798,280
2,925,000	5.000%, 07/01/33 Series B	Aa3/A/NR	3,064,493
900,000	5.000%, 07/01/28 Series 2022B	Aa3/NR/NR	985,410

	Total Turnpike/Highway		11,380,019

	Utilities (3.7%)

	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/BBB+/NR	983,440

	Carroll County, Kentucky Environmental Facilities
2,000,000	3.375%, 02/01/26 Series 2018A AMT	A1/A/NR	1,935,460

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	1,938,605

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,282,751

	Total Utilities		6,140,256

	Total Revenue Bonds		150,044,270

	Pre-Refunded\ Escrowed to Maturity Bonds (1.9%)††

	Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds (1.9%)

	State Agency (1.2%)

	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,005,980

	Healthcare (0.7%)

	Hardin County, Kentucky, Hardin Memorial Hospital
$675,000	5.500%, 08/01/23 AGMC Insured ETM	A1/AA/NR	$ 676,019
500,000	5.250%, 08/01/24 AGMC Insured	A1/AA/NR	500,670

	Total Healthcare		1,176,689

	Total Pre-Refunded\Escrowed to Maturity Bonds		3,182,669

	Total Municipal Bonds (cost $170,286,996)		162,730,200

Shares	Short-Term Investment (0.3%)

488,151	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%** (cost $488,151)	Aaa-mf/AAAm/NR	488,151

	Total Investments (cost $170,775,147-note b)	98.6%	163,218,351
	Other assets less liabilities	1.4	2,308,222
	Net Assets	100.0%	$165,526,573

Portfolio Distribution By Quality Rating	Percent of Investments†
AAA of Fitch	1.3%
Pre-refunded bonds\ ETM bonds††	2.0
Aa of Moody's or AA of S&P or Fitch	60.8
A of Moody's or S&P or Fitch	32.2
Baa of Moody's or BBB of S&P	0.6
Ba1 of Moody's	1.3
Not Rated*	1.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $2,989,980 or 1.8% of net assets.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $170,775,147 amounted to of $7,556,796, which consisted of aggregate gross unrealized appreciation of $238,689 and aggregate gross unrealized depreciation of $7,795,485.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$488,151
Level 2 – Other Significant Observable Inputs- Municipal Bonds	162,730,200
Level 3 – Significant Unobservable Inputs	–
Total	$163,218,351
+ See schedule of investments for a detailed listing of securities.